Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 14,287 $ 805,929
AeroVironment, Inc.
(a)
................ 1,903 191,613
Axon Enterprise, Inc.
(a)
............... 10,187 2,146,503
BWX Technologies, Inc. .............. 18,441 1,190,920
Curtiss-Wright Corp. ................. 7,200 1,222,776
Hexcel Corp. ...................... 5,984 431,327
Maxar Technologies, Inc. .............. 8,195 432,040
Moog, Inc., Class A ................. 1,419 127,866
6,548,974
Automobile Components — 0.4%
Adient plc
(a)
....................... 15,259 563,667
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 34,209 244,594
Dana, Inc. ........................ 26,504 391,994
Fox Factory Holding Corp.
(a)(b)
.......... 1,392 154,331
Standard Motor Products, Inc. .......... 2,555 92,006
Visteon Corp.
(a)(b)
................... 11,181 1,569,701
XPEL, Inc.
(a)(c)
..................... 8,178 597,485
3,613,778
Automobiles — 0.4%
Harley-Davidson, Inc. ................ 44,859 1,664,269
Thor Industries, Inc. ................. 13,342 1,054,285
Winnebago Industries, Inc. ............ 5,993 348,433
3,066,987
Banks — 5.3%
1st Source Corp. ................... 30,898 1,287,829
Associated Banc-Corp. ............... 40,557 723,131
Axos Financial, Inc.
(a)(b)
............... 24,687 1,004,020
BancFirst Corp. .................... 22,359 1,786,261
Bancorp, Inc. (The)
(a)
................ 19,347 617,363
Bank of Hawaii Corp. ................ 24,920 1,206,876
Bank of NT Butterfield & Son Ltd. (The) .... 21,421 551,162
BOK Financial Corp. ................. 5,055 423,963
Capitol Federal Financial, Inc. .......... 120,098 744,608
City Holding Co. ................... 1,949 177,729
Columbia Financial, Inc.
(a)(b)
............ 44,812 751,945
Comerica, Inc. ..................... 27,146 1,177,322
Commerce Bancshares, Inc. ........... 53,058 2,963,289
Community Bank System, Inc. .......... 475 23,731
Community Trust Bancorp, Inc. ......... 11,112 400,143
Cullen/Frost Bankers, Inc. ............. 29,155 3,214,339
CVB Financial Corp. ................. 25,934 388,232
East West Bancorp, Inc. .............. 43,220 2,234,042
First Bancorp ..................... 5,609 172,645
First Citizens BancShares, Inc., Class A .... 2,102 2,117,092
First Financial Bankshares, Inc. ......... 13,043 381,638
First Hawaiian, Inc. ................. 112,271 2,145,499
First Horizon Corp. .................. 22,193 389,487
Fulton Financial Corp. ................ 42,042 501,561
Great Southern Bancorp, Inc. ........... 7,481 380,633
Hancock Whitney Corp. .............. 14,836 541,811
Hilltop Holdings, Inc. ................. 26,454 820,603
International Bancshares Corp. ......... 25,835 1,102,379
Kearny Financial Corp. ............... 26,761 208,468
Metropolitan Bank Holding Corp.
(a)
....... 27,393 879,041
New York Community Bancorp, Inc. ...... 59,576 636,867
Northfield Bancorp, Inc. .............. 9,065 94,457
OFG Bancorp ..................... 115,369 2,949,985
Old National Bancorp ................ 12,589 168,819
Origin Bancorp, Inc. ................. 11,074 325,908
PacWest Bancorp .................. 8,010 81,302
Security
Shares
Shares Value
Banks (continued)
Pathward Financial, Inc. .............. 21,310 $ 948,934
Pinnacle Financial Partners, Inc. ......... 9,142 495,771
Popular, Inc. ...................... 76,828 4,610,448
ServisFirst Bancshares, Inc. ........... 16,301 823,201
SouthState Corp. ................... 1,677 115,679
Stellar Bancorp, Inc. ................. 21,151 485,204
Synovus Financial Corp. .............. 9,557 294,356
Texas Capital Bancshares, Inc.
(a)(b)
....... 4,183 210,196
Trustmark Corp. ................... 29,542 705,758
UMB Financial Corp. ................ 12,499 795,061
Washington Federal, Inc. .............. 31,969 896,411
Webster Financial Corp. .............. 9,793 365,279
Western Alliance Bancorp ............. 21,051 781,413
Wintrust Financial Corp. .............. 1,880 128,536
Zions Bancorp NA .................. 12,567 350,117
45,580,544
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 1,686 535,322
Celsius Holdings, Inc.
(a)
............... 3,994 381,706
Coca-Cola Consolidated, Inc. ........... 2,095 1,234,919
Duckhorn Portfolio, Inc. (The)
(a)
......... 87,647 1,323,469
National Beverage Corp.
(a)
............. 4,271 212,269
3,687,685
Biotechnology — 5.0%
(a)
ACADIA Pharmaceuticals, Inc. .......... 30,426 648,987
Agenus, Inc. ...................... 398,232 601,330
Alkermes plc ...................... 75,412 2,153,013
AnaptysBio, Inc. ................... 19,027 396,142
Anavex Life Sciences Corp.
(b)
........... 63,455 516,524
Apellis Pharmaceuticals, Inc. ........... 30,629 2,555,377
Arcus Biosciences, Inc. ............... 35,433 632,479
Arrowhead Pharmaceuticals, Inc. ........ 27,472 972,783
Beam Therapeutics, Inc. .............. 25,813 792,717
BioCryst Pharmaceuticals, Inc. .......... 73,885 562,265
Blueprint Medicines Corp.
(b)
............ 17,706 903,891
Catalyst Pharmaceuticals, Inc. .......... 92,778 1,477,026
CRISPR Therapeutics AG
(b)
............ 1,889 92,448
Cullinan Oncology, Inc. ............... 8,210 79,883
Cytokinetics, Inc.
(b)
.................. 24,593 919,778
Denali Therapeutics, Inc.
(b)
............ 80,173 1,991,497
Dyne Therapeutics, Inc. .............. 15,556 161,160
Eagle Pharmaceuticals, Inc. ........... 11,560 324,605
Editas Medicine, Inc.
(b)
............... 74,912 611,282
Emergent BioSolutions, Inc. ............ 14,912 131,673
Enanta Pharmaceuticals, Inc. ........... 6,405 227,698
Exelixis, Inc. ...................... 79,130 1,448,079
FibroGen, Inc. ..................... 17,115 293,009
Halozyme Therapeutics, Inc. ........... 51,191 1,644,767
Insmed, Inc.
(b)
..................... 9,533 185,893
Intellia Therapeutics, Inc. ............. 5,483 206,983
Ionis Pharmaceuticals, Inc.
(b)
........... 40,256 1,423,855
IVERIC bio, Inc.
(b)
................... 4,955 162,970
Karuna Therapeutics, Inc.
(b)
............ 5,258 1,043,397
Kinnate Biopharma, Inc. .............. 20,399 51,609
Legend Biotech Corp., ADR
(b)
........... 23,313 1,601,836
Madrigal Pharmaceuticals, Inc. .......... 1,452 453,024
MiMedx Group, Inc. ................. 171,832 658,117
MiNK Therapeutics, Inc. .............. 5,736 10,268
Natera, Inc. ....................... 35,030 1,776,722
Precigen, Inc.
(b)
.................... 192,700 233,167
Prothena Corp. plc .................. 11,359 597,711
PTC Therapeutics, Inc.
(b)
.............. 5,769 318,103
REGENXBIO, Inc. .................. 55,284 1,070,298

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Sage Therapeutics, Inc.
(b)
............. 15,716 $ 767,727
Sana Biotechnology, Inc.
(b)
............. 189,564 1,002,794
Sangamo Therapeutics, Inc. ........... 36,919 54,271
Sarepta Therapeutics, Inc. ............. 15,436 1,895,078
SpringWorks Therapeutics, Inc.
(b)
........ 6,459 151,011
Stoke Therapeutics, Inc. .............. 17,725 157,575
Sutro Biopharma, Inc. ................ 24,788 105,597
Travere Therapeutics, Inc. ............. 45,996 992,134
Ultragenyx Pharmaceutical, Inc.
(b)
........ 8,884 387,964
United Therapeutics Corp. ............. 11,097 2,553,753
Vanda Pharmaceuticals, Inc. ........... 59,268 363,906
Vaxcyte, Inc. ...................... 7,898 338,271
Veracyte, Inc. ..................... 11,333 256,579
Vericel Corp. ...................... 15,047 474,131
Vir Biotechnology, Inc. ............... 49,342 1,240,951
Xencor, Inc. ...................... 85,032 2,248,246
Xenon Pharmaceuticals, Inc.
(b)
.......... 2,784 112,139
43,034,493
Broadline Retail — 0.5%
Big Lots, Inc. ...................... 14,944 134,347
Dillard's, Inc., Class A
(b)
............... 6,358 1,897,164
Global-e Online Ltd.
(a)
................ 9,355 260,817
Kohl's Corp. ...................... 20,997 462,564
Macy's, Inc. ...................... 69,281 1,132,051
Qurate Retail, Inc.
(a)
................. 411,175 327,542
4,214,485
Building Products — 1.7%
Advanced Drainage Systems, Inc.
(b)
...... 12,022 1,030,526
Allegion plc ....................... 12,727 1,406,079
AZEK Co., Inc. (The), Class A
(a)(b)
........ 27,577 748,440
Builders FirstSource, Inc.
(a)
............ 41,949 3,975,507
Carlisle Cos., Inc. .................. 10,338 2,231,457
Masonite International Corp.
(a)
.......... 1,619 147,993
Owens Corning .................... 10,594 1,131,545
Quanex Building Products Corp.
(b)
....... 5,310 101,421
Resideo Technologies, Inc.
(a)(b)
.......... 13,530 240,834
Trex Co., Inc.
(a)(b)
................... 38,295 2,093,204
UFP Industries, Inc. ................. 19,998 1,570,243
14,677,249
Capital Markets — 3.9%
Affiliated Managers Group, Inc. ......... 16,554 2,390,066
Brightsphere Investment Group, Inc. ...... 3,646 82,327
Cohen & Steers, Inc. ................ 3,809 228,769
Donnelley Financial Solutions, Inc.
(a)(b)
..... 21,008 908,596
Evercore, Inc., Class A ............... 31,409 3,582,825
Federated Hermes, Inc., Class B ........ 40,580 1,679,606
Houlihan Lokey, Inc., Class A ........... 45,370 4,145,911
Interactive Brokers Group, Inc., Class A .... 29,000 2,257,650
Invesco Ltd. ...................... 62,239 1,066,154
Janus Henderson Group plc ........... 76,423 1,983,177
Jefferies Financial Group, Inc. .......... 160,997 5,156,734
Lazard Ltd., Class A ................. 22,425 701,902
Moelis & Co., Class A ................ 47,023 1,781,231
Piper Sandler Cos. .................. 15,987 2,165,279
StepStone Group, Inc., Class A ......... 6,839 150,663
Stifel Financial Corp. ................ 17,267 1,035,502
StoneX Group, Inc.
(a)
................ 8,038 788,287
TPG, Inc., Class A .................. 47,659 1,380,681
Virtu Financial, Inc., Class A ............ 9,651 193,503
XP, Inc., Class A
(a)(b)
................. 130,528 1,865,245
33,544,108
Security
Shares
Shares Value
Chemicals — 1.7%
Ashland, Inc. ...................... 8,426 $ 856,166
Avient Corp. ...................... 28,102 1,082,208
Axalta Coating Systems Ltd.
(a)(b)
......... 7,168 226,294
Balchem Corp. .................... 2,939 386,185
Cabot Corp. ...................... 12,951 929,364
Chemours Co. (The) ................. 51,576 1,499,314
Element Solutions, Inc. ............... 44,730 811,850
Huntsman Corp. ................... 58,894 1,577,770
Ingevity Corp.
(a)
.................... 12,350 885,989
Innospec, Inc. ..................... 4,196 426,439
Mativ Holdings, Inc. ................. 23,738 459,805
Olin Corp. ........................ 22,685 1,256,749
RPM International, Inc. ............... 18,541 1,520,918
Scotts Miracle-Gro Co. (The) ........... 28,742 1,920,253
Trinseo plc ....................... 44,822 812,175
Tronox Holdings plc ................. 11,563 158,297
14,809,776
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. ................. 53,463 244,860
Brady Corp., Class A, NVS ............ 25,993 1,326,423
Brink's Co. (The) ................... 7,415 466,033
Cimpress plc
(a)
..................... 21,155 1,099,002
Clean Harbors, Inc.
(a)(b)
............... 2,761 400,787
CoreCivic, Inc.
(a)
................... 63,397 557,260
Deluxe Corp. ...................... 19,943 302,136
GEO Group, Inc. (The)
(a)
.............. 153,910 1,158,942
MSA Safety, Inc. ................... 1,257 163,096
Steelcase, Inc., Class A .............. 41,018 328,144
Tetra Tech, Inc. .................... 14,288 1,977,031
8,023,714
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. .............. 24,628 224,607
Calix, Inc.
(a)
....................... 20,690 945,533
Ciena Corp.
(a)
..................... 27,112 1,248,237
Extreme Networks, Inc.
(a)
.............. 132,098 2,348,702
Lumentum Holdings, Inc.
(a)(b)
........... 23,715 1,144,249
NetScout Systems, Inc.
(a)
............. 4,566 124,241
Viavi Solutions, Inc.
(a)
................ 29,920 268,083
6,303,652
Construction & Engineering — 1.6%
AECOM ......................... 13,352 1,108,884
Ameresco, Inc., Class A
(a)(b)
............ 6,182 257,171
API Group Corp.
(a)
.................. 30,735 699,528
Arcosa, Inc. ...................... 10,541 711,939
Argan, Inc. ....................... 11,862 477,208
Comfort Systems USA, Inc. ............ 9,969 1,490,266
Dycom Industries, Inc.
(a)
.............. 1,335 123,648
EMCOR Group, Inc. ................. 22,653 3,873,663
MasTec, Inc.
(a)(b)
.................... 12,365 1,098,136
MDU Resources Group, Inc. ........... 39,126 1,143,262
Valmont Industries, Inc. ............... 4,676 1,358,658
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 28,235 1,281,869
13,624,232
Consumer Finance — 1.2%
Bread Financial Holdings, Inc. .......... 9,459 261,068
Credit Acceptance Corp.
(a)
............. 2,094 1,025,013
Enova International, Inc.
(a)
............. 20,847 915,600
Navient Corp. ..................... 166,811 2,759,054
Nelnet, Inc., Class A ................. 2,009 193,467
OneMain Holdings, Inc. ............... 38,463 1,475,825
PROG Holdings, Inc.
(a)
............... 40,925 1,237,163

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
SLM Corp. ....................... 151,244 $ 2,271,685
10,138,875
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A .......... 82,113 1,716,162
BJ's Wholesale Club Holdings, Inc.
(a)
...... 36,313 2,773,224
Casey's General Stores, Inc. ........... 593 135,690
Grocery Outlet Holding Corp.
(a)(b)
......... 12,271 365,430
Ingles Markets, Inc., Class A ........... 38,334 3,528,261
Rite Aid Corp.
(a)(b)
................... 94,709 198,889
Sprouts Farmers Market, Inc.
(a)(b)
........ 51,159 1,773,171
United Natural Foods, Inc.
(a)
............ 5,800 158,166
US Foods Holding Corp.
(a)
............. 31,106 1,194,471
11,843,464
Containers & Packaging — 0.8%
Berry Global Group, Inc. .............. 17,784 1,028,093
Graphic Packaging Holding Co. ......... 111,527 2,750,256
Greif, Inc., Class A, NVS .............. 2,120 133,115
O-I Glass, Inc.
(a)
.................... 13,389 300,851
Sealed Air Corp. ................... 9,473 454,609
Silgan Holdings, Inc. ................. 13,245 652,449
Sonoco Products Co. ................ 21,522 1,304,663
6,624,036
Diversified Consumer Services — 1.4%
2U, Inc.
(a)
........................ 12,476 69,117
ADT, Inc. ........................ 82,585 553,320
Coursera, Inc.
(a)
.................... 23,407 291,183
Duolingo, Inc., Class A
(a)(b)
............. 12,177 1,658,020
Graham Holdings Co., Class B .......... 792 455,851
H&R Block, Inc. .................... 58,793 1,993,671
Laureate Education, Inc. .............. 43,873 543,586
Perdoceo Education Corp.
(a)
........... 147,235 1,911,110
Service Corp. International ............ 49,095 3,445,978
Stride, Inc.
(a)
...................... 18,212 782,388
Udemy, Inc.
(a)
..................... 9,730 88,446
11,792,670
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A
(a)
............. 32,292 392,994
Cogent Communications Holdings, Inc. .... 5,614 387,591
EchoStar Corp., Class A
(a)
............. 77,687 1,326,117
Frontier Communications Parent, Inc.
(a)
.... 30,686 691,662
IDT Corp., Class B
(a)
................. 37,086 1,231,626
Iridium Communications, Inc.
(a)
.......... 2,782 176,574
Liberty Latin America Ltd., Class A
(a)
...... 165,560 1,468,517
Liberty Latin America Ltd., Class C, NVS
(a)
.. 49,542 439,933
Lumen Technologies, Inc. ............. 726,430 1,721,639
7,836,653
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc. ........ 39,231 1,538,248
IDACORP, Inc. .................... 50,610 5,623,783
Portland General Electric Co. ........... 16,995 860,287
8,022,318
Electrical Equipment — 1.6%
Acuity Brands, Inc. .................. 9,711 1,528,317
Array Technologies, Inc.
(a)(b)
............ 23,018 470,718
Atkore, Inc.
(a)(b)
..................... 25,493 3,220,531
Encore Wire Corp. .................. 8,811 1,377,423
EnerSys ......................... 4,731 392,531
nVent Electric plc ................... 73,262 3,071,876
Regal Rexnord Corp. ................ 16,729 2,177,447
Shoals Technologies Group, Inc., Class A
(a)
. 14,896 311,177
Vertiv Holdings Co., Class A ........... 71,178 1,061,976
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a)
...................... 4,872 $ 209,350
13,821,346
Electronic Equipment, Instruments & Components — 2.2%
Advanced Energy Industries, Inc. ........ 5,863 507,150
Arrow Electronics, Inc.
(a)
.............. 25,222 2,886,153
Belden, Inc. ...................... 8,018 632,540
CTS Corp.
(b)
...................... 5,951 233,339
ePlus, Inc.
(a)
...................... 10,191 443,716
Flex Ltd.
(a)
........................ 62,626 1,288,217
Insight Enterprises, Inc.
(a)(b)
............ 8,228 995,177
Jabil, Inc. ........................ 48,716 3,807,155
Knowles Corp.
(a)
................... 49,981 843,679
Littelfuse, Inc. ..................... 2,400 581,376
National Instruments Corp. ............ 3,059 178,126
Novanta, Inc.
(a)(b)
................... 15,373 2,349,609
OSI Systems, Inc.
(a)
................. 1,185 133,858
Sanmina Corp.
(a)
................... 31,917 1,667,982
TD SYNNEX Corp. .................. 6,326 563,267
Vishay Intertechnology, Inc. ............ 68,724 1,463,134
Vontier Corp. ...................... 15,110 409,934
18,984,412
Energy Equipment & Services — 1.5%
ChampionX Corp. .................. 40,698 1,102,102
Expro Group Holdings NV
(a)(b)
........... 14,125 280,946
Helmerich & Payne, Inc. .............. 32,450 1,076,042
Nabors Industries Ltd.
(a)
.............. 10,852 1,082,378
NexTier Oilfield Solutions, Inc.
(a)
......... 36,376 293,918
NOV, Inc. ........................ 95,989 1,607,816
Oceaneering International, Inc.
(a)
........ 24,942 442,222
Patterson-UTI Energy, Inc. ............ 108,135 1,210,031
Select Energy Services, Inc., Class A ..... 87,574 650,675
Transocean Ltd.
(a)(b)
................. 337,435 1,990,866
Valaris Ltd.
(a)(b)
..................... 1,883 112,980
Weatherford International plc
(a)
.......... 45,582 2,945,965
12,795,941
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
181,978 1,000,879
Endeavor Group Holdings, Inc., Class A
(a)(b)
. 64,686 1,667,605
World Wrestling Entertainment, Inc., Class A 8,464 907,087
3,575,571
Financial Services — 1.2%
AvidXchange Holdings, Inc.
(a)
........... 35,431 263,253
Compass Diversified Holdings .......... 16,418 312,927
Dlocal Ltd., Class A
(a)(b)
............... 7,665 107,310
Euronet Worldwide, Inc.
(a)(b)
............ 10,290 1,139,515
EVERTEC, Inc. .................... 9,222 319,911
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 6,444 858,921
Flywire Corp.
(a)
.................... 20,536 599,035
Jackson Financial, Inc., Class A ......... 20,318 731,651
MGIC Investment Corp. .............. 43,106 640,986
Mr Cooper Group, Inc.
(a)(b)
............. 55,914 2,588,818
Payoneer Global, Inc.
(a)
............... 21,376 116,713
PennyMac Financial Services, Inc. ....... 4,292 268,207
Radian Group, Inc. .................. 20,853 506,102
Remitly Global, Inc.
(a)(b)
............... 9,830 165,144
Rocket Cos., Inc., Class A
(b)
............ 35,133 313,035
Walker & Dunlop, Inc. ................ 9,352 629,483
WEX, Inc.
(a)
....................... 4,277 758,526
10,319,537

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.6%
Adecoagro SA
(a)(b)
.................. 88,794 $ 751,197
Darling Ingredients, Inc.
(a)
............. 14,969 891,703
Flowers Foods, Inc. ................. 31,637 870,334
Hain Celestial Group, Inc. (The)
(a)(b)
....... 16,222 290,860
John B Sanfilippo & Son, Inc. ........... 15,642 1,625,986
Lancaster Colony Corp. .............. 1,554 324,973
Tootsie Roll Industries, Inc. ............ 3,618 147,904
4,902,957
Gas Utilities — 0.4%
National Fuel Gas Co. ............... 9,072 507,125
New Jersey Resources Corp. ........... 3,084 159,258
Northwest Natural Holding Co. .......... 2,269 106,552
ONE Gas, Inc. ..................... 20,106 1,547,157
Southwest Gas Holdings, Inc. .......... 1,716 96,096
Spire, Inc. ........................ 20,357 1,378,779
3,794,967
Ground Transportation — 1.2%
ArcBest Corp. ..................... 14,359 1,355,490
Avis Budget Group, Inc.
(a)(b)
............ 7,535 1,331,208
Hertz Global Holdings, Inc.
(a)(b)
.......... 18,955 316,169
Knight-Swift Transportation Holdings, Inc. .. 7,866 443,013
Landstar System, Inc. ................ 9,862 1,736,008
Lyft, Inc., Class A
(a)
.................. 78,598 805,630
Marten Transport Ltd. ................ 5,412 109,268
Ryder System, Inc. .................. 19,563 1,548,607
Saia, Inc.
(a)(b)
...................... 4,797 1,428,403
Schneider National, Inc., Class B ........ 54,035 1,414,096
XPO, Inc.
(a)
....................... 3,489 154,144
10,642,036
Health Care Equipment & Supplies — 2.8%
AtriCure, Inc.
(a)
.................... 3,671 161,487
Atrion Corp. ...................... 540 332,262
Axonics, Inc.
(a)
..................... 9,336 536,447
Cerus Corp.
(a)
..................... 216,652 500,466
CONMED Corp. .................... 10,377 1,303,040
Envista Holdings Corp.
(a)
.............. 30,875 1,188,379
Establishment Labs Holdings, Inc.
(a)(b)
..... 21,605 1,505,652
Figs, Inc., Class A
(a)(b)
................ 67,953 489,262
Globus Medical, Inc., Class A
(a)(b)
........ 11,482 667,563
Haemonetics Corp.
(a)
................ 12,094 1,012,389
ICU Medical, Inc.
(a)
.................. 4,824 912,411
Inari Medical, Inc.
(a)
................. 26,381 1,752,226
Inmode Ltd.
(a)
..................... 35,567 1,325,226
Inogen, Inc.
(a)
..................... 7,108 94,607
Inspire Medical Systems, Inc.
(a)(b)
........ 11,528 3,085,239
Integer Holdings Corp.
(a)
.............. 3,934 323,965
iRhythm Technologies, Inc.
(a)(b)
.......... 5,525 725,985
Lantheus Holdings, Inc.
(a)
............. 10,745 918,160
LivaNova plc
(a)
..................... 23,262 1,114,250
Nevro Corp.
(a)
..................... 6,537 191,338
Orthofix Medical, Inc.
(a)
............... 21,900 412,377
Paragon 28, Inc.
(a)
.................. 27,866 513,292
Penumbra, Inc.
(a)(b)
.................. 3,283 932,766
QuidelOrtho Corp.
(a)
................. 10,767 968,492
Shockwave Medical, Inc.
(a)
............. 7,041 2,043,017
STAAR Surgical Co.
(a)(b)
............... 14,487 1,020,899
Tandem Diabetes Care, Inc.
(a)
.......... 3,509 138,886
Treace Medical Concepts, Inc.
(a)
......... 3,702 90,662
24,260,745
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.
(a)
........... 12,693 917,577
Accolade, Inc.
(a)(b)
................... 14,423 195,143
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Addus HomeCare Corp.
(a)
............. 1,534 $ 125,389
Alignment Healthcare, Inc.
(a)(b)
.......... 23,412 147,261
Amedisys, Inc.
(a)(b)
.................. 10,600 851,180
AMN Healthcare Services, Inc.
(a)
......... 15,623 1,349,046
Brookdale Senior Living, Inc.
(a)(b)
......... 174,358 747,996
Chemed Corp. ..................... 7,887 4,347,709
Community Health Systems, Inc.
(a)
....... 33,766 214,076
Encompass Health Corp. ............. 11,691 749,978
Ensign Group, Inc. (The) .............. 10,930 1,061,194
Guardant Health, Inc.
(a)(b)
.............. 47,816 1,078,729
HealthEquity, Inc.
(a)
.................. 2,394 127,959
Joint Corp. (The)
(a)
.................. 36,696 579,430
ModivCare, Inc.
(a)
................... 6,641 422,368
National Research Corp. .............. 25,349 1,103,442
Option Care Health, Inc.
(a)
............. 39,294 1,263,302
Owens & Minor, Inc.
(a)
................ 33,733 524,211
Patterson Cos., Inc. ................. 14,626 396,511
R1 RCM, Inc.
(a)(b)
................... 10,430 162,604
Select Medical Holdings Corp. .......... 43,206 1,317,783
Tenet Healthcare Corp.
(a)
.............. 22,458 1,646,620
19,329,508
Health Care REITs — 0.2%
Medical Properties Trust, Inc. ........... 56,052 491,576
National Health Investors, Inc. .......... 6,423 319,673
Omega Healthcare Investors, Inc. ........ 26,746 715,723
1,526,972
Health Care Technology — 0.8%
(a)
Doximity, Inc., Class A
(b)
.............. 40,383 1,484,075
Evolent Health, Inc., Class A
(b)
.......... 15,492 564,064
Health Catalyst, Inc. ................. 28,498 359,075
Schrodinger, Inc.
(b)
.................. 11,426 337,296
Teladoc Health, Inc.
(b)
................ 96,543 2,561,286
Veradigm, Inc. ..................... 102,250 1,277,102
6,582,898
Hotel & Resort REITs — 0.3%
Hersha Hospitality Trust, Class A ........ 11,965 75,379
Park Hotels & Resorts, Inc. ............ 41,691 502,377
Pebblebrook Hotel Trust .............. 6,595 93,847
RLJ Lodging Trust .................. 25,793 260,509
Ryman Hospitality Properties, Inc. ....... 2,273 203,797
Service Properties Trust .............. 95,007 833,211
Sunstone Hotel Investors, Inc. .......... 16,625 158,436
Xenia Hotels & Resorts, Inc. ........... 37,522 475,029
2,602,585
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc., Class A
(a)
... 19,668 156,164
Bloomin' Brands, Inc. ................ 40,792 1,010,418
Boyd Gaming Corp. ................. 2,185 151,639
Brinker International, Inc.
(a)(b)
........... 16,930 675,846
Cheesecake Factory, Inc. (The) ......... 3,016 101,609
Churchill Downs, Inc.
(b)
............... 3,848 1,125,655
Dine Brands Global, Inc. .............. 12,662 822,144
Everi Holdings, Inc.
(a)
................ 54,597 829,874
International Game Technology plc ....... 71,362 2,008,127
Jack in the Box, Inc. ................. 21,311 1,975,317
Light & Wonder, Inc.
(a)
................ 18,451 1,112,411
MakeMyTrip Ltd.
(a)
.................. 16,996 398,386
Marriott Vacations Worldwide Corp. ....... 12,688 1,707,297
Papa John's International, Inc. .......... 11,251 841,462
Penn Entertainment, Inc.
(a)(b)
........... 17,952 534,790
Planet Fitness, Inc., Class A
(a)
.......... 17,285 1,437,075
PlayAGS, Inc.
(a)
.................... 68,481 361,580

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment, Inc.
(a)
......... 32,256 $ 1,730,857
Six Flags Entertainment Corp.
(a)
......... 24,934 605,148
Sportradar Holding AG, Class A
(a)
........ 7,635 88,337
Texas Roadhouse, Inc. ............... 4,260 471,241
Travel + Leisure Co. ................. 34,354 1,314,728
Wendy's Co. (The) .................. 76,568 1,692,153
Wingstop, Inc. ..................... 12,596 2,520,585
Wyndham Hotels & Resorts, Inc. ........ 4,407 300,645
23,973,488
Household Durables — 1.0%
Cavco Industries, Inc.
(a)(b)
.............. 2,023 607,345
GoPro, Inc., Class A
(a)
................ 150,223 642,955
Helen of Troy Ltd.
(a)(b)
................ 5,136 515,346
Lovesac Co. (The)
(a)
................. 45,094 1,185,521
Skyline Champion Corp.
(a)
............. 13,818 1,024,881
Sonos, Inc.
(a)
...................... 39,704 839,343
Taylor Morrison Home Corp.
(a)
.......... 4,758 205,022
Tempur Sealy International, Inc. ......... 55,916 2,095,173
Toll Brothers, Inc. ................... 3,013 192,561
TopBuild Corp.
(a)
................... 6,732 1,517,931
Tupperware Brands Corp.
(a)(b)
........... 77,336 96,670
8,922,748
Household Products — 0.3%
Central Garden & Pet Co., Class A, NVS
(a)
.. 15,594 550,936
Energizer Holdings, Inc. .............. 4,127 137,966
Reynolds Consumer Products, Inc. ....... 14,878 417,030
Spectrum Brands Holdings, Inc. ......... 18,503 1,230,449
WD-40 Co. ....................... 1,452 276,461
2,612,842
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure plc .... 73,870 1,966,419
Clearway Energy, Inc., Class A .......... 68,319 1,979,885
3,946,304
Industrial REITs — 1.0%
EastGroup Properties, Inc. ............ 6,089 1,014,184
First Industrial Realty Trust, Inc. ......... 124,144 6,513,836
Industrial Logistics Properties Trust ....... 265,692 547,325
LXP Industrial Trust ................. 85,059 799,555
8,874,900
Insurance — 3.5%
American Equity Investment Life Holding Co. 41,370 1,594,400
AMERISAFE, Inc. .................. 8,835 491,668
Assurant, Inc. ..................... 8,596 1,058,426
Assured Guaranty Ltd. ............... 33,121 1,784,228
Axis Capital Holdings Ltd. ............. 1,561 88,259
Brighthouse Financial, Inc.
(a)
........... 20,182 892,044
CNO Financial Group, Inc. ............. 47,500 1,065,900
Employers Holdings, Inc. .............. 33,995 1,345,862
First American Financial Corp. .......... 30,865 1,778,133
Genworth Financial, Inc., Class A
(a)
....... 218,870 1,271,635
Hanover Insurance Group, Inc. (The) ..... 13,150 1,572,214
Kinsale Capital Group, Inc.
(b)
........... 4,837 1,580,296
Lincoln National Corp. ............... 27,829 604,724
MBIA, Inc.
(a)
...................... 33,682 338,841
Mercury General Corp. ............... 15,176 461,502
National Western Life Group, Inc., Class A .. 3,746 955,155
Old Republic International Corp. ......... 126,407 3,194,305
Palomar Holdings, Inc.
(a)
.............. 4,124 207,272
Primerica, Inc. ..................... 13,644 2,490,166
RenaissanceRe Holdings Ltd. .......... 15,222 3,278,971
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 24,746 1,011,122
SiriusPoint Ltd.
(a)
................... 119,008 1,034,180
Security
Shares
Shares Value
Insurance (continued)
Trupanion, Inc.
(a)(b)
.................. 5,110 $ 179,412
Universal Insurance Holdings, Inc. ....... 40,550 625,281
White Mountains Insurance Group Ltd. .... 760 1,088,426
29,992,422
Interactive Media & Services — 0.8%
Angi, Inc., Class A
(a)(b)
................ 156,418 359,761
Bumble, Inc., Class A
(a)
............... 20,458 372,540
Cargurus, Inc., Class A
(a)
.............. 41,504 682,326
Cars.com, Inc.
(a)
.................... 71,088 1,391,192
IAC, Inc.
(a)(b)
...................... 9,907 512,885
Liberty TripAdvisor Holdings, Inc., Class A
(a)
. 273,139 193,929
QuinStreet, Inc.
(a)
................... 14,677 163,062
Shutterstock, Inc. ................... 29,710 1,990,570
Yelp, Inc.
(a)
....................... 11,171 334,236
ZipRecruiter, Inc., Class A
(a)(b)
........... 58,856 997,021
6,997,522
IT Services — 0.7%
(a)
BigCommerce Holdings, Inc.
(b)
.......... 10,812 79,901
DigitalOcean Holdings, Inc.
(b)
........... 28,484 898,385
DXC Technology Co.
(b)
............... 25,131 599,374
Grid Dynamics Holdings, Inc., Class A ..... 27,272 296,447
Perficient, Inc. ..................... 17,431 1,131,621
Rackspace Technology, Inc.
(b)
.......... 39,917 58,279
Squarespace, Inc., Class A ............ 5,086 158,175
Thoughtworks Holding, Inc. ............ 61,054 380,366
Wix.com Ltd.
(b)
..................... 29,558 2,578,344
6,180,892
Leisure Products — 0.8%
Acushnet Holdings Corp. .............. 10,305 516,590
Brunswick Corp. ................... 12,994 1,101,761
Mattel, Inc.
(a)
...................... 69,844 1,257,192
Polaris, Inc. ....................... 12,283 1,334,548
Topgolf Callaway Brands Corp.
(a)
........ 29,965 664,324
Vista Outdoor, Inc.
(a)(b)
................ 37,658 907,558
YETI Holdings, Inc.
(a)(b)
............... 28,440 1,121,958
6,903,931
Life Sciences Tools & Services — 1.0%
AbCellera Biologics, Inc.
(a)(b)
............ 17,178 116,467
Adaptive Biotechnologies Corp.
(a)
........ 13,923 99,410
Azenta, Inc.
(a)
..................... 17,493 760,771
Bruker Corp. ...................... 29,277 2,316,689
Cytek Biosciences, Inc.
(a)(b)
............ 62,474 717,201
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 5,834 80,451
Medpace Holdings, Inc.
(a)
............. 14,445 2,891,022
Repligen Corp.
(a)(b)
.................. 11,004 1,668,537
Syneos Health, Inc., Class A
(a)(b)
......... 7,053 276,901
8,927,449
Machinery — 3.9%
AGCO Corp. ...................... 24,809 3,074,827
Alamo Group, Inc. .................. 2,141 378,379
Albany International Corp., Class A ....... 1,483 135,264
Allison Transmission Holdings, Inc. ....... 54,916 2,679,352
Chart Industries, Inc.
(a)(b)
.............. 5,156 686,264
Crane NXT Co. .................... 17,539 830,647
Donaldson Co., Inc. ................. 27,322 1,736,313
Evoqua Water Technologies Corp.
(a)
...... 7,704 380,963
Federal Signal Corp. ................ 2,658 136,568
Graco, Inc. ....................... 39,127 3,102,380
Hillenbrand, Inc. ................... 31,677 1,445,105
ITT, Inc. ......................... 29,494 2,490,473
John Bean Technologies Corp. .......... 968 105,231

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Kadant, Inc. ...................... 6,374 $ 1,184,480
Lincoln Electric Holdings, Inc. .......... 2,988 501,386
Manitowoc Co., Inc. (The)
(a)
............ 7,762 118,681
Middleby Corp. (The)
(a)
............... 7,081 997,571
Mueller Industries, Inc. ............... 21,341 1,533,351
Nordson Corp. ..................... 8,789 1,901,149
Shyft Group, Inc. (The) ............... 23,107 579,524
SPX Technologies, Inc.
(a)
.............. 20,926 1,332,568
Terex Corp. ....................... 18,887 842,171
Timken Co. (The) ................... 28,560 2,194,836
Toro Co. (The) ..................... 38,129 3,975,330
Trinity Industries, Inc. ................ 24,830 594,678
Wabash National Corp. ............... 38,543 989,399
33,926,890
Marine Transportation — 0.3%
Matson, Inc. ...................... 15,471 1,052,492
ZIM Integrated Shipping Services Ltd. ..... 91,587 1,563,390
2,615,882
Media — 0.7%
AMC Networks, Inc., Class A
(a)
.......... 34,711 614,038
Clear Channel Outdoor Holdings, Inc.
(a)
.... 87,183 110,722
DISH Network Corp., Class A
(a)
......... 36,318 272,748
John Wiley & Sons, Inc., Class A ........ 14,567 561,849
Magnite, Inc.
(a)(b)
.................... 21,586 202,908
New York Times Co. (The), Class A ....... 25,435 1,011,041
Nexstar Media Group, Inc. ............. 5,166 896,043
Scholastic Corp., NVS ............... 5,244 201,737
TechTarget, Inc.
(a)
................... 36,044 1,228,740
TEGNA, Inc. ...................... 64,397 1,101,189
6,201,015
Metals & Mining — 1.9%
Alcoa Corp. ....................... 42,980 1,596,277
Alpha Metallurgical Resources, Inc. ...... 7,401 1,084,691
Arconic Corp.
(a)
.................... 4,529 112,093
ATI, Inc.
(a)(b)
....................... 27,764 1,072,246
Cleveland-Cliffs, Inc.
(a)
............... 15,836 243,558
Commercial Metals Co. ............... 9,777 456,488
Hecla Mining Co. ................... 41,209 249,315
Kaiser Aluminum Corp. ............... 2,838 186,513
Materion Corp. .................... 12,087 1,309,143
MP Materials Corp., Class A
(a)(b)
......... 32,197 697,709
Nexa Resources SA
(a)(b)
............... 113,800 682,800
Reliance Steel & Aluminum Co. ......... 18,188 4,506,986
Royal Gold, Inc. .................... 11,125 1,473,395
Schnitzer Steel Industries, Inc., Class A .... 18,453 533,107
United States Steel Corp. ............. 31,181 713,421
Warrior Met Coal, Inc. ................ 8,723 301,554
Worthington Industries, Inc. ............ 22,616 1,343,164
16,562,460
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp. .............. 194,221 1,924,730
ARMOUR Residential REIT, Inc. ......... 16,930 86,343
BrightSpire Capital, Inc., Class A ........ 57,631 328,497
Chimera Investment Corp. ............. 210,378 1,194,947
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 19,648 557,610
Invesco Mortgage Capital, Inc. .......... 79,382 842,243
KKR Real Estate Finance Trust, Inc. ...... 38,638 414,972
Ladder Capital Corp., Class A .......... 46,546 435,205
MFA Financial, Inc. .................. 96,257 1,028,988
New York Mortgage Trust, Inc.
(a)(b)
........ 13,401 137,762
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. ........... 35,437 $ 633,968
7,585,265
Multi-Utilities — 0.0%
Black Hills Corp. ................... 1,673 109,230
Office REITs — 1.3%
Brandywine Realty Trust .............. 71,209 279,851
Douglas Emmett, Inc. ................ 91,573 1,179,460
Equity Commonwealth ............... 78,994 1,636,756
Highwoods Properties, Inc. ............ 65,005 1,489,915
Kilroy Realty Corp. .................. 6,514 190,469
Office Properties Income Trust .......... 89,700 584,844
Paramount Group, Inc. ............... 276,854 1,198,778
Piedmont Office Realty Trust, Inc., Class A .. 69,277 450,993
SL Green Realty Corp. ............... 81,682 1,933,413
Vornado Realty Trust ................ 169,146 2,538,882
11,483,361
Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp. .............. 283,058 3,045,704
Antero Resources Corp.
(a)
............. 80,083 1,841,108
APA Corp. ....................... 110,866 4,085,412
Arch Resources, Inc., Class A .......... 2,171 265,405
Berry Corp. ....................... 47,294 361,326
California Resources Corp. ............ 19,285 781,043
Chesapeake Energy Corp. ............ 26,274 2,172,334
Chord Energy Corp. ................. 2,381 338,888
CNX Resources Corp.
(a)(b)
............. 130,122 2,020,795
CONSOL Energy, Inc. ................ 8,717 517,267
CVR Energy, Inc. ................... 10,566 278,308
Denbury, Inc.
(a)
.................... 9,653 901,397
DT Midstream, Inc. .................. 32,682 1,610,242
Equitrans Midstream Corp. ............ 291,172 1,499,536
Kosmos Energy Ltd.
(a)(b)
............... 143,998 921,587
Murphy Oil Corp. ................... 66,078 2,425,723
Ovintiv, Inc. ....................... 63,657 2,296,745
PBF Energy, Inc., Class A ............. 8,226 286,758
PDC Energy, Inc. ................... 4,960 322,648
Peabody Energy Corp.
(a)
.............. 6,860 164,777
Permian Resources Corp., Class A ....... 11,802 123,331
Plains GP Holdings LP, Class A
(a)
........ 12,674 169,832
Range Resources Corp. .............. 66,372 1,755,539
Ranger Oil Corp., Class A ............. 18,985 782,182
SFL Corp. Ltd. ..................... 71,302 648,135
SM Energy Co. .................... 16,994 477,192
Southwestern Energy Co.
(a)
............ 140,186 727,565
Talos Energy, Inc.
(a)
................. 28,204 384,421
Targa Resources Corp. ............... 36,072 2,724,518
W&T Offshore, Inc.
(a)(b)
............... 42,466 185,576
34,115,294
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ............... 42,868 2,560,934
Mercer International, Inc. .............. 12,136 118,083
Sylvamo Corp. .................... 18,718 857,659
3,536,676
Passenger Airlines — 0.0%
Joby Aviation, Inc., Class A
(a)(b)
.......... 98,782 427,726
Personal Care Products — 0.9%
BellRing Brands, Inc.
(a)(b)
.............. 18,593 669,162
Coty, Inc., Class A
(a)
................. 45,005 534,209
Edgewell Personal Care Co. ........... 2,954 129,001
Herbalife Ltd.
(a)
.................... 54,126 804,313
Inter Parfums, Inc. .................. 11,309 1,716,593

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Medifast, Inc. ..................... 14,669 $ 1,344,414
Nu Skin Enterprises, Inc., Class A ........ 33,287 1,313,505
Olaplex Holdings, Inc.
(a)(b)
............. 203,276 752,121
USANA Health Sciences, Inc.
(a)
......... 7,115 472,223
7,735,541
Pharmaceuticals — 0.6%
Athira Pharma, Inc.
(a)
................ 74,722 208,474
Axsome Therapeutics, Inc.
(a)(b)
.......... 9,050 647,346
Corcept Therapeutics, Inc.
(a)
........... 64,746 1,458,727
Harmony Biosciences Holdings, Inc.
(a)
..... 3,243 104,554
Innoviva, Inc.
(a)
.................... 43,626 511,733
Ligand Pharmaceuticals, Inc.
(a)
.......... 6,670 509,255
Phibro Animal Health Corp., Class A ...... 6,953 108,189
Prestige Consumer Healthcare, Inc.
(a)
..... 12,103 744,698
Tilray Brands, Inc., Class 2
(a)(b)
.......... 234,334 550,685
4,843,661
Professional Services — 3.2%
Alight, Inc., Class A
(a)
................ 133,836 1,237,983
ASGN, Inc.
(a)
...................... 10,746 769,306
CACI International, Inc., Class A
(a)
....... 4,351 1,363,255
Conduent, Inc.
(a)
................... 117,565 412,653
CSG Systems International, Inc. ......... 11,222 591,175
Dun & Bradstreet Holdings, Inc. ......... 26,416 295,067
ExlService Holdings, Inc.
(a)
............ 11,740 2,094,181
Exponent, Inc. ..................... 25,355 2,333,928
Fiverr International Ltd.
(a)(b)
............. 8,546 312,100
FTI Consulting, Inc.
(a)
................ 11,543 2,083,511
Heidrick & Struggles International, Inc. .... 79,862 2,005,335
ICF International, Inc. ................ 6,308 719,112
Insperity, Inc. ...................... 17,337 2,123,089
KBR, Inc. ........................ 28,879 1,638,306
Kforce, Inc. ....................... 46,034 2,722,451
Korn Ferry ....................... 2,758 132,439
ManpowerGroup, Inc. ................ 8,512 644,443
Maximus, Inc. ..................... 7,209 603,033
Paylocity Holding Corp.
(a)
............. 7,973 1,541,101
Robert Half International, Inc. ........... 25,941 1,893,693
Science Applications International Corp. ... 5,506 561,777
TriNet Group, Inc.
(a)(b)
................ 16,329 1,515,005
TrueBlue, Inc.
(a)
.................... 7,392 111,989
TTEC Holdings, Inc. ................. 4,614 157,199
Upwork, Inc.
(a)
..................... 16,677 159,599
28,021,730
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.
(a)(b)
.......... 223,577 1,424,185
DigitalBridge Group, Inc., Class A
(b)
....... 26,207 325,753
eXp World Holdings, Inc. .............. 108,110 1,263,806
Howard Hughes Corp. (The)
(a)(b)
......... 6,824 527,973
St. Joe Co. (The) ................... 79,482 3,266,710
6,808,427
Residential REITs — 0.4%
American Homes 4 Rent, Class A ........ 75,073 2,496,928
Apartment Investment & Management Co.,
Class A ....................... 85,000 665,550
Veris Residential, Inc.
(a)
............... 28,481 465,664
3,628,142
Retail REITs — 1.6%
Alexander's, Inc. ................... 4,410 820,569
Brixmor Property Group, Inc. ........... 148,239 3,161,938
InvenTrust Properties Corp. ............ 60,024 1,353,541
Kimco Realty Corp. ................. 30,235 580,210
Kite Realty Group Trust ............... 58,595 1,214,088
Security
Shares
Shares Value
Retail REITs (continued)
Macerich Co. (The) ................. 136,301 $ 1,361,647
Necessity Retail REIT, Inc. (The), Class A .. 281,364 1,550,316
RPT Realty ....................... 17,989 167,298
SITE Centers Corp. ................. 51,425 634,584
Spirit Realty Capital, Inc. .............. 15,172 583,515
Tanger Factory Outlet Centers, Inc. ....... 68,291 1,339,186
Urstadt Biddle Properties, Inc., Class A .... 39,616 682,188
13,449,080
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.
(a)(b)
.......... 19,969 714,291
Axcelis Technologies, Inc.
(a)
............ 15,156 1,792,955
Canadian Solar, Inc.
(a)(b)
............... 8,380 313,580
Cirrus Logic, Inc.
(a)(b)
................. 11,651 999,539
Entegris, Inc. ...................... 36,660 2,746,567
Impinj, Inc.
(a)
...................... 13,212 1,168,073
Kulicke & Soffa Industries, Inc. .......... 25,859 1,232,440
Lattice Semiconductor Corp.
(a)
.......... 55,862 4,452,201
MACOM Technology Solutions Holdings, Inc.
(a)
7,699 449,160
MaxLinear, Inc.
(a)
................... 13,674 329,954
MKS Instruments, Inc. ............... 8,666 726,817
Onto Innovation, Inc.
(a)
............... 15,874 1,285,477
Power Integrations, Inc. .............. 1,376 100,145
Rambus, Inc.
(a)
.................... 52,163 2,312,907
Semtech Corp.
(a)
................... 3,022 58,899
Silicon Laboratories, Inc.
(a)(b)
............ 2,654 369,702
Synaptics, Inc.
(a)
................... 15,145 1,341,241
Universal Display Corp. .............. 3,085 411,724
Veeco Instruments, Inc.
(a)
............. 20,978 386,415
Wolfspeed, Inc.
(a)
................... 3,119 145,190
21,337,277
Software — 6.9%
A10 Networks, Inc. .................. 79,922 1,130,097
ACI Worldwide, Inc.
(a)
................ 4,236 107,298
Adeia, Inc. ....................... 59,162 451,998
Agilysys, Inc.
(a)
.................... 1,220 95,209
Alarm.com Holdings, Inc.
(a)
............ 5,069 241,741
AppLovin Corp., Class A
(a)(b)
............ 30,244 514,148
Asana, Inc., Class A
(a)(b)
............... 37,629 608,837
Aspen Technology, Inc.
(a)
.............. 12,642 2,237,634
Bentley Systems, Inc., Class B
(b)
......... 39,749 1,691,717
Blackbaud, Inc.
(a)(b)
.................. 17,235 1,195,333
Blackline, Inc.
(a)(b)
................... 23,586 1,313,976
Box, Inc., Class A
(a)
................. 77,732 2,056,789
Clear Secure, Inc., Class A ............ 7,763 187,787
CommVault Systems, Inc.
(a)
............ 5,174 301,489
Confluent, Inc., Class A
(a)(b)
............ 16,911 372,042
Couchbase, Inc.
(a)
.................. 20,429 313,789
CyberArk Software Ltd.
(a)
.............. 3,316 413,174
Digital Turbine, Inc.
(a)
................ 44,968 527,475
Domo, Inc., Class B
(a)
................ 106,603 1,692,856
Elastic NV
(a)
...................... 47,640 2,727,390
Everbridge, Inc.
(a)
................... 3,150 82,782
Fair Isaac Corp.
(a)
................... 8,344 6,074,015
Five9, Inc.
(a)
...................... 22,297 1,445,738
Gitlab, Inc., Class A
(a)(b)
............... 24,132 732,648
InterDigital, Inc. .................... 5,699 386,050
Jamf Holding Corp.
(a)(b)
............... 4,589 86,824
JFrog Ltd.
(a)
....................... 4,813 89,377
LiveRamp Holdings, Inc.
(a)
............. 7,088 170,750
Manhattan Associates, Inc.
(a)
........... 23,508 3,894,805
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,317 760,856
Mitek Systems, Inc.
(a)
................ 11,957 107,852
Model N, Inc.
(a)(b)
................... 20,848 642,118

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Momentive Global, Inc.
(a)(b)
............. 38,214 $ 358,829
Monday.com Ltd.
(a)(b)
................. 2,693 328,331
NCR Corp.
(a)(b)
..................... 3,804 84,791
New Relic, Inc.
(a)
................... 16,861 1,205,056
Nutanix, Inc., Class A
(a)
............... 121,552 2,914,817
PagerDuty, Inc.
(a)
................... 25,020 752,101
Pegasystems, Inc. .................. 10,075 459,622
Progress Software Corp. .............. 37,614 2,064,256
PROS Holdings, Inc.
(a)
............... 8,393 238,109
Qualtrics International, Inc., Class A
(a)(b)
.... 19,402 347,878
Qualys, Inc.
(a)
..................... 10,219 1,154,134
RADCOM Ltd.
(a)
.................... 14,959 138,820
Rapid7, Inc.
(a)(b)
.................... 15,820 769,010
RingCentral, Inc., Class A
(a)
............ 56,956 1,569,707
Smartsheet, Inc., Class A
(a)
............ 35,147 1,436,458
SolarWinds Corp.
(a)
................. 60,618 522,527
Sprout Social, Inc., Class A
(a)(b)
.......... 46,394 2,285,368
SPS Commerce, Inc.
(a)(b)
.............. 7,106 1,046,714
Sumo Logic, Inc.
(a)
.................. 94,442 1,133,304
Tenable Holdings, Inc.
(a)
.............. 20,687 765,212
Teradata Corp.
(a)
................... 20,353 787,865
Varonis Systems, Inc.
(a)
............... 52,684 1,220,161
Veritone, Inc.
(a)
.................... 121,823 579,878
Workiva, Inc., Class A
(a)
............... 44,796 4,184,842
Yext, Inc.
(a)
....................... 58,013 509,354
59,511,738
Specialized REITs — 1.2%
CubeSmart ....................... 18,286 831,830
EPR Properties .................... 5,248 220,206
Gaming and Leisure Properties, Inc. ...... 42,773 2,224,196
Lamar Advertising Co., Class A ......... 29,587 3,126,754
Life Storage, Inc. ................... 16,206 2,177,762
Outfront Media, Inc. ................. 23,846 397,274
PotlatchDeltic Corp. ................. 11,703 541,030
Rayonier, Inc. ..................... 19,318 605,813
Uniti Group, Inc. ................... 23,471 80,271
10,205,136
Specialty Retail — 4.0%
1-800-Flowers.com, Inc., Class A
(a)
....... 12,949 119,260
Aaron's Co., Inc. (The) ............... 35,316 471,469
Abercrombie & Fitch Co., Class A
(a)
....... 62,102 1,461,881
Academy Sports & Outdoors, Inc. ........ 34,995 2,222,882
American Eagle Outfitters, Inc. .......... 29,924 400,682
Asbury Automotive Group, Inc.
(a)
......... 6,641 1,284,768
AutoNation, Inc.
(a)(b)
................. 14,875 1,959,038
Bath & Body Works, Inc. .............. 73,562 2,582,026
Buckle, Inc. (The) .................. 25,138 842,877
Caleres, Inc. ...................... 16,044 365,803
Chewy, Inc., Class A
(a)(b)
.............. 4,757 147,515
Children's Place, Inc. (The)
(a)(b)
.......... 2,625 77,805
Citi Trends, Inc.
(a)
................... 18,979 327,578
Dick's Sporting Goods, Inc. ............ 26,361 3,822,609
Five Below, Inc.
(a)(b)
.................. 3,026 597,211
GameStop Corp., Class A
(a)(b)
........... 95,650 1,845,089
Gap, Inc. (The) .................... 13,519 129,782
Genesco, Inc.
(a)
.................... 18,377 636,947
Group 1 Automotive, Inc.
(b)
............. 7,914 1,776,535
Guess?, Inc. ...................... 69,025 1,301,121
Hibbett, Inc. ...................... 12,557 682,222
Lithia Motors, Inc. .................. 1,153 254,686
MarineMax, Inc.
(a)
................... 2,910 84,739
ODP Corp. (The)
(a)(b)
................. 16,640 719,014
Petco Health & Wellness Co., Inc.
(a)(b)
..... 9,135 90,985
Security
Shares
Shares Value
Specialty Retail (continued)
Revolve Group, Inc., Class A
(a)(b)
......... 38,203 $ 788,892
RH
(a)
........................... 3,931 1,002,916
Signet Jewelers Ltd. ................. 30,287 2,228,517
Sleep Number Corp.
(a)(b)
.............. 34,030 767,376
Sonic Automotive, Inc., Class A ......... 3,111 138,502
Upbound Group, Inc. ................ 41,739 1,112,762
Valvoline, Inc. ..................... 20,073 693,522
Wayfair, Inc., Class A
(a)(b)
.............. 9,954 346,698
Williams-Sonoma, Inc. ............... 23,537 2,848,918
Zumiez, Inc.
(a)
..................... 4,274 74,731
34,207,358
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc.
(a)
............... 15,696 463,189
Pure Storage, Inc., Class A
(a)
........... 92,425 2,110,063
Super Micro Computer, Inc.
(a)(b)
.......... 5,807 612,232
Xerox Holdings Corp. ................ 103,732 1,625,480
4,810,964
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd.
(a)
................ 35,374 1,468,021
Columbia Sportswear Co. ............. 9,848 822,702
Crocs, Inc.
(a)(b)
..................... 32,373 4,003,569
Deckers Outdoor Corp.
(a)
.............. 10,017 4,801,549
G-III Apparel Group Ltd.
(a)(b)
............ 17,099 268,454
On Holding AG, Class A
(a)(b)
............ 65,084 2,111,976
Oxford Industries, Inc. ............... 3,853 397,591
PVH Corp. ....................... 7,819 670,949
Tapestry, Inc. ...................... 52,051 2,124,201
Under Armour, Inc., Class A
(a)
........... 61,539 545,851
Under Armour, Inc., Class C, NVS
(a)
...... 100,704 809,660
18,024,523
Tobacco — 0.5%
Turning Point Brands, Inc. ............. 13,155 312,958
Universal Corp. .................... 5,965 327,419
Vector Group Ltd. .................. 297,160 3,785,818
4,426,195
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc. ...... 5,238 710,587
Boise Cascade Co. ................. 10,855 741,505
Core & Main, Inc., Class A
(a)(b)
.......... 49,369 1,286,556
GATX Corp. ...................... 19,744 2,249,039
Global Industrial Co. ................. 28,721 765,415
GMS, Inc.
(a)
....................... 9,196 533,920
H&E Equipment Services, Inc. .......... 16,826 614,149
McGrath RentCorp .................. 10,281 913,775
MRC Global, Inc.
(a)
.................. 110,526 1,076,523
MSC Industrial Direct Co., Inc., Class A .... 2,051 186,087
NOW, Inc.
(a)
...................... 199,116 2,124,568
SiteOne Landscape Supply, Inc.
(a)(b)
....... 3,915 578,402
Triton International Ltd. ............... 16,021 1,324,456
Univar Solutions, Inc.
(a)
............... 37,348 1,325,854
Veritiv Corp. ...................... 13,333 1,531,562
Watsco, Inc. ...................... 6,757 2,340,490
WESCO International, Inc.
(a)
........... 12,705 1,829,520
20,132,408
Water Utilities — 0.2%
American States Water Co. ............ 16,183 1,436,241
Wireless Telecommunication Services — 0.0%
Telephone and Data Systems, Inc. ....... 16,571 165,710
Total Long-Term Investments — 98.8%
(Cost: $872,252,604) ............................. 852,767,596

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(f)
............ 78,379,226 $ 78,402,740
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 10,973,190 10,973,190
Total Short-Term Securities — 10.4%
(Cost: $89,371,917) .............................. 89,375,930
Total Investments Before Investments Sold Short — 109.2%
(Cost: $961,624,521 ) ............................. 942,143,526
Investments Sold Short
Common Stocks
Commercial Services & Supplies — (0.0)%
Ritchie Bros Auctioneers, Inc.
(a)
......... (1) (57)
Total Common Stocks — (0.0)%
(Proceeds: $(55)) ............................... (57)
Total Investments Sold Short — (0.0)%
(Proceeds: $(55)) ............................... (57)
Total Investments Net of Investments Sold Short — 109.2%
(Cost: $961,624,466 ) ............................. 942,143,469
Liabilities in Excess of Other Assets — (9.2)% ............ (79,473,367)
Net Assets — 100.0% ..............................
$ 862,670,102
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,176,591 $ 24,201,742
(a)
$ — $ 29,707 $ (5,300) $ 78,402,740 78,379,226 $ 424,843
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,530,000 2,443,190
(a)
— — — 10,973,190 10,973,190 279,133 7
$ 29,707 $ (5,300) $ 89,375,930 $ 703,976 $ 7
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 136 06/16/23 $ 1,207 $ (1,385)
S&P Midcap 400 E-Mini Index ................................................. 3 06/16/23 750 4,915
$ 3,530
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 2,616,924 $ 75,835
(c)
$ 2,690,811 0.3%
Monthly HSBC Bank plc
(d)
02/10/28 837,116 (26,884)
(e)
811,538 0.1
Monthly
JPMorgan Chase
Bank NA
(f)
05/10/23 4,646,253 (337,052)
(g)
4,280,651 0.5
$ (288,101) $ 7,783,000
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $1,948 of net dividends and financing fees.
(e)
Amount includes $(1,306) of net dividends and financing fees.
(g)
Amount includes $28,550 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Bancorp, Inc. (The) ........ 2,653 $ 84,657 3.2%
BankUnited, Inc. .......... 22,005 496,213 18.5
City Holding Co. .......... 407 37,114 1.4
First BanCorp/Puerto Rico ... 148,465 1,744,464 64.8
NBT Bancorp, Inc. ......... 277 8,930 0.3
Preferred Bank/Los Angeles CA 1,472 70,774 2.6
Provident Financial Services,
Inc. ................. 12,205 213,343 7.9
2,655,495
Office REITs
SL Green Realty Corp. ...... 1,492 35,316 1.3
Total Reference Entity — Long ............ 2,690,811
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 2,690,811
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 449 9,079 1.1
Capitol Federal Financial, Inc. . 3,079 19,090 2.4
Community Bank System, Inc. . 180 8,993 1.1
CVB Financial Corp. ....... 79 1,183 0.1
Eagle Bancorp, Inc. ........ 606 15,211 1.9
First Bancorp/Southern Pines
NC ................. 265 8,157 1.0
Northfield Bancorp, Inc. ..... 841 8,763 1.1
Pathward Financial, Inc. ..... 5,569 247,987 30.6
Preferred Bank/Los Angeles CA 1,850 88,948 11.0
Trustmark Corp. .......... 843 20,139 2.5
427,550
Insurance
Assurant, Inc. ............ 247 30,413 3.7
Employers Holdings, Inc. .... 7,968 315,453 38.9
Horace Mann Educators Corp. 286 8,946 1.1
354,812
Consumer Finance
Green Dot Corp., Class A .... 589 10,125 1.2
Water Utilities
Middlesex Water Co. ....... 123 8,976 1.1
Hotel & Resort REITs
Pebblebrook Hotel Trust ..... 708 10,075 1.2
Total Reference Entity — Long ............ 811,538
Net Value of Reference Entity — HSBC Bank plc $ 811,538
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 11,161 $ 225,676 5.3%
Capitol Federal Financial, Inc. . 1,401 8,686 0.2
Community Bank System, Inc. . 3,916 195,643 4.6
Eagle Bancorp, Inc. ........ 22,794 572,129 13.4
NBT Bancorp, Inc. ......... 10,017 322,948 7.5
Preferred Bank/Los Angeles CA 37,790 1,816,943 42.4
Trustmark Corp. .......... 3,205 76,568 1.8
3,218,593
Water Utilities
Middlesex Water Co. ....... 3,849 280,900 6.6
Consumer Finance
Green Dot Corp., Class A .... 20,769 357,019 8.3
Insurance
Assurant, Inc. ............ 2,351 289,479 6.8
Horace Mann Educators Corp. 4,305 134,660 3.1
424,139
Total Reference Entity — Long ............ 4,280,651
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 4,280,651

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 852,767,596 $ — $ — $ 852,767,596
Short-Term Securities
Money Market Funds ...................................... 89,375,930 — — 89,375,930
Liabilities
Investment Sold Short
Common Stocks ......................................... (57) — — (57)
$ 942,143,469 $ — $ — $ 942,143,469
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,915 $ 75,835 $ — $ 80,750
Liabilities
Equity contracts ........................................... (1,385) (363,936) — (365,321)
$ 3,530 $ (288,101) $ — $ (284,571)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's